Condensed Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	40,000,000	40,000,000	40,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	80,000,000	80,000,000	80,000,000
Common stock, shares issued	14,282,314	14,221,814	40,678,323
Common stock, shares outstanding	14,282,314	14,221,814	40,678,323
Series F Preferred Stock [Member]
Preferred stock, shares authorized	3,000,000	3,000,000
Preferred stock, shares designated		3,000,000	3,000,000
Preferred stock, shares issued	0	0	3,000,000
Preferred stock, shares outstanding	0	0	3,000,000